REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE [Abstract]
Summary of Company's Revenue Disaggregated by Primary Revenue Sources

The following table presents the Company’s revenue disaggregated by primary revenue sources (in thousands):

	Year Ended December 31, 2024
	UFC	WWE	IMG	Corporate & Other	Total
Media rights, production and content	$879,427	$865,460	$721,254	$32,264	$2,498,405
Live events and hospitality	220,400	338,555	1,156,774	75,350	$1,791,079
Partnerships and marketing	251,407	82,991	73,328	37,159	$444,885
Consumer products licensing and other	55,007	111,094	18,874	25,501	$210,476
Eliminations	—	—	—	—	(60,604)
Total	$1,406,241	$1,398,100	$1,970,230	$170,274	$4,884,241

	Year Ended December 31, 2023
	UFC	WWE	IMG	Corporate & Other	Total
Media rights, production and content	$870,551	$249,496	$692,224	$15,870	$1,828,141
Live events and hospitality	167,942	87,705	650,585	81,524	987,756
Partnerships and marketing	196,296	17,957	79,103	26,397	319,753
Consumer products licensing and other	57,412	27,609	15,198	8,196	108,415
Eliminations	—	—	—	—	(19,269)
Total	$1,292,201	$382,767	$1,437,110	$131,987	$3,224,796

	Year Ended December 31, 2022
	UFC	WWE	IMG	Corporate & Other	Total
Media rights, production and content	$794,397	$—	$628,529	$15,689	$1,438,615
Live events and hospitality	125,271	—	715,676	70,617	911,564
Partnerships and marketing	166,845	—	66,879	27,757	261,481
Consumer products licensing and other	53,634	—	13,901	5,943	73,478
Eliminations	—	—	—	—	(11,106)
Total	$1,140,147	$—	$1,424,985	$120,006	$2,674,032

Summary of Remaining Performance Obligation for Contracts Greater Than One Year

The following table presents the aggregate amount of the transaction price allocated to remaining performance obligations for contracts greater than one year with unsatisfied or partially satisfied performance obligations as of December 31, 2024 (in thousands):

2025	$2,649,267
2026	1,627,762
2027	1,416,483
2028	1,318,615
2029	1,004,380
Thereafter	412,226
Total remaining performance obligations	$8,428,733

Summary of Company's Deferred Revenue

The following table presents the Company’s deferred revenue as of December 31, 2024, and 2023 (in thousands):

	As of						As of
	December 31,					Foreign	December 31,
Description	2023	Acquisitions	Additions	Deductions	Reclasses	Exchange	2024
Deferred revenue - current	$673,357	$—	$2,405,831	$(2,655,607)	$(107)	$(6,779)	$416,695
Deferred revenue - non-current	15,996	—	40,804	(2,659)	107	(273)	$53,975